UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22459
Global Equity Long/Short Master Fund
(Exact name of registrant as specified in charter)
301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC		27517
(Address of principal executive offices)		(Zip code)
Mark Vannoy Morgan Creek Capital Management, LLC 301 West Barbee Chapel Road Chapel Hill, North Carolina 27517
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(919) 933-4004

Date of fiscal year end:	March 31

Date of reporting period:	July 1, 2011-June 30, 2012

Item 1. Proxy Voting Record.

The Global Equity Long/Short Master Fund commenced operation on October 3, 2011.

Global Equity Long/Short Master Fund
Form N-PX Proxy Summary

a) Name of the issuer of the portfolio security	The Children's Investment Fund
b) Exchange ticker symbol of the portfolio security	Not applicable
c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security	Not applicable
d) The shareholder meeting date	10/12/2011
e) A brief description of the matter voted on	- Seek investor consent to transfer current shares to shares subject to a newly enacted hurdle on the Performance Allocation. - Seek investor consent to open a new class
f) Whether the matter was proposed by the issuer or by a security holder	Proposed by Issuer
g) Whether the registrant cast its vote on the matter	Yes
h) How the registrant cast its vote (e.g., for or against the proposal, or abstain; for or withhold regarding election of directors)	Consent for both issues
i) Whether the registrant cast its vote for or against management	For Management

a) Name of the issuer of the portfolio security	Tiger Global, Ltd
b) Exchange ticker symbol of the portfolio security	Not applicable
c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security	Not applicable
d) The shareholder meeting date	1/20/2012
e) A brief description of the matter voted on	Propose the following changes: i) Funds moved to a Master / Feeder structure; ii) Added an additional person under the Key Man Provision; iii) Modify redemption payment language.
f) Whether the matter was proposed by the issuer or by a security holder	Proposed by Issuer
g) Whether the registrant cast its vote on the matter	Yes
h) How the registrant cast its vote (e.g., for or against the proposal, or abstain; for or withhold regarding election of directors)	Consent
i) Whether the registrant cast its vote for or against management	For Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global Equity Long/Short Master Fund

By (Signature and Title)*	/s/ Mark W. Yusko
Mark W. Yusko, Chairman, President and Trustee

Date	August 14, 2012

*Print the name and title of each signing officer under his or her signature.